pioneer
                            The one to remember.(SM)

                                     PIONEER
                                     -------
                                     GLOBAL
                                    TELECOMS
                                      FUND

                                   Semiannual
                                     Report

                                     2/28/02

                                 [PIONEER LOGO]
                              --------------------
                              One goal. Yours.(SM)

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                                                     1

Portfolio Summary                                                             2

Performance Update                                                            3

Portfolio Management Discussion                                               6

Schedule of Investments                                                       9

Financial Statements                                                         11

Notes to Financial Statements                                                17

Trustees, Officers and Service Providers                                     23

Retirement Plans from Pioneer                                                24

Programs and Services for Pioneer Shareowners                                26

The Pioneer Family of Funds                                                  28

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 2/28/02
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
The market's renewed vigor since last fall suggests that investors have been repositioning portfolios in anticipation of better economic times. Low interest rates, lower taxes and falling energy costs have been keys to the optimistic mood.

That optimism appears to have been justified. Judging by recent reports, the U.S. economy has absorbed the shock from September 11 and, for the most part, moved closer to normalcy. A mild upturn now appears to be underway according to Federal Reserve Board figures, and what may have been the briefest and shallowest of post-World War II recessions is probably behind us. Speaking before Congress in early March, Fed Chairman Alan Greenspan cited encouraging signs of improving economic output, among them a pickup in manufacturing, ongoing reduction in corporate inventories and an increase in overall demand in most - but not all - sectors.

Shifts in the economic weather sometimes lead us to shift our ground - we're tempted to step indoors when the outlook is cloudy, and to rush back out as soon as skies brighten. But if market behavior of recent years has taught us anything, it's the basic lessons of sound investing: a long-term view and diversification. Jumping in and out of the market with each variation in climate is no more than guesswork. It is not timing the market that yields solid returns, but time in the market. And well-diversified portfolios, those that include growth and value stocks as well as bonds, always have the potential to hold up better in downturns than portfolios that concentrate on a single investment type.

Another lesson may have struck you as you filed this year's tax returns: many of us pay more in federal income taxes than we need to. Although April 15 has come and gone, consider making an appointment to go over this year's return with a qualified professional. You could uncover several ideas for cutting next year's bill, including newly expanded opportunities for owners of IRAs, sole proprietors and participants in corporate retirement plans. Your financial advisor can also explain the benefits of saving for retirement with Pioneer and our tax-sensitive investment options.

You can learn more about Pioneer's mutual funds and all of our products and services at www.pioneerfunds.com. And for questions about the Pioneer funds you own and advice on additional purchases, please contact your financial advisor. In times like these, the value of a good advisor is magnified.

All of us at Pioneer appreciate your continued business.

Respectfully,

/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/02
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A PIE CHART IN THE PRINTED
MATERIAL]

International Common Stocks                    51.7%
U.S. Common Stocks                             43.8%
Depositary Receipts                             4.5%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

United States                                  43.8%
United Kingdom                                 16.9%
Italy                                          11.6%
Japan                                           6.3%
Spain                                           5.0%
Germany                                         3.4%
Portugal                                        3.4%
Denmark                                         2.6%
Canada                                          2.2%
Other                                           4.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.  Vodafone Group Plc                        10.05%
 2.  SBC Communications, Inc.                   9.76
 3.  Verizon Communications, Inc.               9.35
 4.  BellSouth Corp.                            9.03
 5.  Olivetti S.p.A.                            5.23
 6.  Telefonica SA                              4.95
 7.  mmO2 Plc                                   4.95
 8.  AT&T Corp.                                 4.92
 9.  Alltel Corp.                               4.17
10.  Nippon Telegraph & Telephone Corp.         3.45

Fund holdings will vary for other periods.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/02                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         2/28/02   8/31/01
                  $5.10     $6.27

Distributions per Share   Income      Short-Term      Long-Term
(8/31/01 - 2/28/02)       Dividends   Capital Gains   Capital Gains
                             -              -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Telecoms Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World
Telecommunication Services Index.

Average Annual Total Returns
(As of February 28, 2002)

                   Net Asset    Public Offering
Period               Value          Price*
 Life-of-Class
 (12/29/00)         -43.76%         -46.53%
 1 Year             -42.57%         -45.86%

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvest- ment of distributions at net asset value.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth $10,000

                              Pioneer Global        MSCI World Telecommunication
                              Telecoms Fund*               Services Index
     12/31/2000                     9425                       10000

                                   10160                       11231

                                    8369                        9460

                                    7465                        9037

     4/30/2001                      8322                        9703

                                    7615                        8873

                                    7220                        8221

                                    6805                        8408

                                    5900                        7487

     9/30/2001                      5608                        7684

                                    5438                        7346

                                    5740                        7655

                                    5740                        7679

                                    5071                        6948

     2/28/2002                      4807                        6596

The MSCI World Telecommunication Services Index is a global index that measures the performance of a group of related industries that comprise the telecommunications sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.


Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/02                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         2/28/02   8/31/01
                  $5.06     $6.23

Distributions per Share   Income      Short-Term      Long-Term
(8/31/01 - 2/28/02)       Dividends   Capital Gains   Capital Gains
                             -              -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Telecoms Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) World Telecommunication Services Index.

Average Annual Total Returns
(As of February 28, 2002)

                    If         If
Period             Held     Redeemed*
Life-of-Class
(12/29/00)        -44.14%    -46.05%
1 Year            -42.95%    -45.23%

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000

                              Pioneer Global        MSCI World Telecommunication
                              Telecoms Fund*               Services Index
     12/31/2000                    10000                       10000

                                   10770                       11231

                                    8870                        9460

                                    7900                        9037

     4/30/2001                      8800                        9703

                                    8050                        8873

                                    7610                        8221

                                    7180                        8408

                                    6230                        7487

     9/30/2001                      5920                        7684

                                    5730                        7346

                                    6050                        7655

                                    6040                        7679

                                    5330                        6948

     2/28/2002                      4858                        6596

The MSCI World Telecommunication Services Index is a global index that measures the performance of a group of related industries that comprise the telecommunications sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/02                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         2/28/02   8/31/01
                  $5.06     $6.26

Distributions per Share   Income      Short-Term      Long-Term
(8/31/01 - 2/28/02)       Dividends   Capital Gains   Capital Gains
                             -              -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Telecoms Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World
Telecommunication Services Index.

Average Annual Total Returns
(As of February 28, 2002)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(12/29/00)          -44.14%         -44.61%
1 Year              -43.02%         -43.59%

* Reflects deduction of the 1% sales charge at the beginning of the period end and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000

                              Pioneer Global        MSCI World Telecommunication
                              Telecoms Fund*               Services Index
     12/31/2000                     9901                       10000

                                   10673                       11231

                                    8792                        9460

                                    7851                        9037

     4/30/2001                      8752                        9703

                                    8010                        8873

                                    7574                        8221

                                    7149                        8408

                                    6198                        7487

     9/30/2001                      5871                        7684

                                    5693                        7346

                                    6010                        7655

                                    6010                        7679

                                    5307                        6948

     2/28/2002                      5010                        6596

The MSCI World Telecommunication Services Index is a global index that measures the performance of a group of related industries that comprise the telecommunications sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/02
--------------------------------------------------------------------------------

After a two-year correction in the telecommunications sector, prospects of a U.S. economic recovery could not come at a better time. In fact, investors began testing the waters in the final months of 2001 and pushed prices of telecom stocks off their lows in late September. While we are still somewhat cautious about whether the economy - and the telecom sector for that matter - has truly bottomed out, we are pleased to see investor sentiment take on a more positive tone. In the following interview, Senior Vice President Pavlos M. Alexandrakis discusses Pioneer Global Telecom Fund's performance in light of the global economic slowdown and his outlook for the months ahead.

Q: Did concerns about slower growth prolong the correction in telecom stocks?

A: Absolutely. Telecommunications stocks tend to rise and fall with the economy, and the recession that took hold in 2001 postponed a return to healthier fundamentals. However, the health of the global economy is only one factor - albeit significant - dictating the performance of telecom stocks.

   Excess capacity and market saturation continue to characterize the telecom universe. The sector's momentous growth in the 1990s created an overabundance of innovative companies and products, which had to compete for shrinking demand once economic growth stalled. Of course, the telecom sector is not alone in holding surplus inventories. In fact, much of the global economic stagnation we've seen over the past year is due in large degree to excess capacity. However, while many telecom companies have made progress whittling down inventories, the fact remains that strong earnings growth will not materialize until corporate demand picks up.

Q: How did telecom stocks perform in this slow-growth environment?

A: The telecom sector was one of the worst performing sectors for the six months ended February 28, 2002. For your Fund, which invests in a wide range of sub-sectors within the telecommunications sector, as well as companies that indirectly benefit from the sector, performance was similarly disappointing.

   For the six-month period, the Fund's Class A, B and C shares generated total returns of -18.66%, -18.78% and -19.17%, respectively, at net asset value. The Morgan Stanley Capital International

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   (MSCI) World Telecommunications Services Index, a comparative benchmark, posted a return of -11.90% for the same period. We believe the Fund's performance differential relative to this Index is the result of the fact that the Fund holds a greater diversity of telecom-related stocks, whereas the Index is only invested in telecommunication service companies.

Q: Relatively speaking, which companies affected the Fund's performance?

A: The Fund's investments, which are concentrated primarily in wireless telecom service companies and large, diversified telecom operators, performed relatively better than alternative investments in telecom equipment manufacturers, telecom-related software and cable. From a geographic perspective, U.S. telecom companies, which comprise some of the Fund's largest holdings, outperformed their overseas competitors, since they retained some pricing power in the slowdown for most of the six months.

   However, in the final months of the reporting period, a handful of U.S. stocks fell disproportionately to the rest of the Fund's holdings. Three of these stocks account for much of the Fund's underperformance relative to its benchmark. American Tower, which builds broadcast towers for cellular service companies, suffered when demand for new construction dropped in response to reduced infrastructure spending by wireless telephone operators. Western Wireless, which provides roaming service for cellular phone users, saw its business decline sharply. The events of September 11th, which discouraged travel for many people, meant fewer network users and less mobile telephone providers were using roaming services. Digital cellular provider Sprint saw its stock price fall in response to investor concerns about its high debt and increased competition. Despite their recent performance, we remain committed to these high-quality companies, knowing that the recession has taken a temporary toll on their profit outlook.

Q: Do U.S. investments still represent more than half of the Fund's assets?

A: No. As of February 28, U.S. investments had fallen to 44% of equity assets.
   European investments climbed to about 43% of equity assets, largely through additions to existing holdings, including Nokia Oyj (Finland) and Vodafone Group (United Kingdom). We also

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/02                            (continued)
--------------------------------------------------------------------------------

   added to the Fund's position in NTT DoCoMo (Japan), which like its European counterparts is further ahead of U.S. cellular providers in positioning themselves for the next generation of wireless products and services. We expect these world-class companies to help restore profitability to the industry as the global economy improves.

Q: Are telecom stocks likely to recover in 2002?

A: Telecom stocks, along with the technology sector, have borne the brunt of the economic downturn. Regardless of the timing of a full-fledged recovery, however, telecom stocks are poised for a return to favor, particularly the large capitalization companies, which we think will be the first to prosper in a rebound. Successful stock picking and strategic sector selection will be paramount in a market that is likely to recover unevenly.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
             COMMON STOCKS - 100.0%
             Communication Services - 98.8%
             Cellular/Wireless Telecommunications - 17.7%
   3,600     Crown Castle International Corp.*                     $   22,356
   4,000     Japan Telecom Co., Ltd.*                                  12,752
     800     Nextel Communications, Inc.*                               3,992
     400     NTT DoCoMo, Inc.*                                         20,900
     700     Sprint Corp. - PCS Group*                                  6,475
   1,400     Stet Hellas Telecomm (A.D.R.)*                             8,470
   2,000     Telenor ASA*                                               7,786
  63,500     Vodafone Group Plc*                                      120,728
   1,200     Western Wireless Corp.*                                    9,756
                                                                   ----------
                                                                   $  213,215
                                                                   ----------
             Telecommunications (Long Distance) - 12.2%
   3,800     AT&T Corp.                                            $   59,052
   2,200     Cable & Wireless Plc                                       6,842
     800     Singapore Telecommunications Ltd.*                         7,050
   1,000     TDC AS*                                                   31,111
   1,300     Telecom Corp. of New Zealand*                              2,778
     300     Telekom Austria AG*                                        2,411
   1,600     Telia AB*                                                  5,548
   7,200     Telstra Corp.*                                            19,198
   1,600     WorldCom, Inc. - WorldCom Group*                          12,032
                                                                   ----------
                                                                   $  146,022
                                                                   ----------
             Telephone - 68.9%
     900     Alltel Corp.                                          $   50,085
   1,250     BCE, Inc.                                                 26,080
   2,800     BellSouth Corp.                                          108,528
   4,500     British Telecom Plc*                                      16,157
     300     Century Telephone Enterprises, Inc.                        9,960
   2,900     Deutsche Telekom AG                                       41,358
     650     Hellenic Telecommunication Organization (A.D.R.)*          4,882
  64,000     mmO2 Plc*                                                 59,482
      13     Nippon Telegraph & Telephone Corp.*                       41,444
  53,000     Olivetti S.p.A.                                           62,873
   5,800     Porugal Telecom SGPS SA*                                  40,931
   3,100     SBC Communications, Inc.                                 117,304
   2,700     Telecom Italia Mobile S.p.A.*                             12,625

The accompanying notes are an integral part of these financial statements.    9

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                                           Value
             Telephone (continued)
  4,000      Telecom Italia S.p.A.                                          $   32,870
  6,000      Telecom Italia S.p.A.                                              31,224
  5,100      Telefonica SA*                                                     59,529
  2,400      Verizon Communications, Inc.                                      112,320
                                                                            ----------
                                                                            $  827,652
                                                                            ----------
             Total Communication Services                                   $1,186,889
                                                                            ----------
             Technology - 1.2%
             Communications Equipment - 1.2%
  3,000      American Tower Corp.*                                          $   14,520
                                                                            ----------
             Total Technology                                               $   14,520
                                                                            ----------
             TOTAL COMMON STOCKS - 100%
             (Cost $1,397,748)(a)(b)                                        $1,201,409
                                                                            ==========

*   Non-income producing security.

(a) At February 28, 2002, the net unrealized loss on investments based on cost for federal income tax purposes of $1,397,748 was as follows:
    Aggregrate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                $   3,399
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                 (199,738)
                                                                             ---------
    Net unrealized loss                                                      $(196,339)
                                                                             =========

(b) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

    United States                                                                 43.8%
    United Kingdom                                                                16.9%
    Italy                                                                         11.6%
    Japan                                                                          6.3%
    Spain                                                                          5.0%
    Germany                                                                        3.4%
    Portugal                                                                       3.4%
    Denmark                                                                        2.6%
    Canada                                                                         2.2%
    Other                                                                          4.8%
                                                                                 -----
                                                                                 100.0%

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2002 aggregated $1,237,476 and $1,056,725, respectively.

10    The accompanying notes are an integral part of these financial statements.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
BALANCE SHEET 2/28/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $1,397,748)                      $1,201,409
  Cash                                                                          56,466
  Receivables -
     Fund shares sold                                                            4,713
     Dividends, interest and foreign taxes withheld                              1,145
     Forward foreign currency settlement hedge contracts, open - net                10
     Collateral for securities loaned, net                                      13,970
  Due from Pioneer Investment Management, Inc.                                   6,376
  Prepaid expenses                                                              11,440
  Other                                                                             25
                                                                            ----------
       Total assets                                                         $1,295,554
                                                                            ----------
LIABILITIES:
  Payables -
     Investment securities purchased                                        $    6,118
     Upon return of securities loaned                                           13,970
  Due to affiliates                                                              3,956
  Accrued expenses                                                              29,351
                                                                            ----------
       Total liabilities                                                    $   53,395
                                                                            ----------
NET ASSETS:
  Paid-in capital                                                           $1,999,270
  Accumulated net investment loss                                               (7,308)
  Accumulated net realized loss on investments and foreign
     currency transactions                                                    (553,463)
  Net unrealized loss on investments                                          (196,339)
  Net unrealized loss on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                 (1)
                                                                            ----------
       Total net assets                                                     $1,242,159
                                                                            ==========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $707,090/138,585 shares)                                $     5.10
                                                                            ==========
  Class B (based on $441,894/87,338 shares)                                 $     5.06
                                                                            ==========
  Class C (based on $93,175/18,412 shares)                                  $     5.06
                                                                            ==========
MAXIMUM OFFERING PRICE:
  CLASS A                                                                   $     5.41
                                                                            ==========
  CLASS C                                                                   $     5.11
                                                                            ==========

The accompanying notes are an integral part of these financial statements.   11

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/02


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $174)             $    5,843
  Interest                                                             850
                                                                ----------
       Total investment income                                                   $    6,693
                                                                                 ----------
EXPENSES:
  Management fees                                               $    6,919
  Transfer agent fees
     Class A                                                         3,335
     Class B                                                         1,237
     Class C                                                           318
  Distribution fees
     Class A                                                         1,064
     Class B                                                         2,237
     Class C                                                           426
  Administrative fees                                               17,894
  Custodian fees                                                     9,465
  Registration fees                                                 20,830
  Professional fees                                                 12,733
  Printing                                                           7,930
  Fees and expenses of nonaffiliated trustees                        4,328
  Other                                                              2,908
                                                                ----------
     Total expenses                                                              $   91,624
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                                (77,544)
     Less fees paid indirectly                                                          (79)
                                                                                 ----------
     Net expenses                                                                $   14,001
                                                                                 ----------
       Net investment loss                                                       $   (7,308)
                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
     Investments                                                $ (548,457)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies               (66)      $ (548,523)
                                                                ----------       ----------
  Change in net unrealized gain (loss) from:
     Investments                                                $  291,984
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies               (16)      $  291,968
                                                                ----------       ----------
     Net loss on investments and foreign currency
       transactions                                                              $ (256,555)
                                                                                 ----------
     Net decrease in net assets resulting from operations                        $ (263,863)
                                                                                 ==========

12    The accompanying notes are an integral part of these financial statements.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/02 and the Period from 12/29/00
(Commencement of Operations) to 8/31/01

                                                          Six Months Ended
                                                              2/28/02          12/29/00 to
                                                            (unaudited)          8/31/01
FROM OPERATIONS:
Net investment loss                                          $   (7,308)       $   (4,870)
Net realized loss on investments and foreign currency
  transactions                                                 (548,523)           (4,936)
Change in net unrealized loss on investments and
  foreign currency transactions                                 291,968          (488,308)
                                                             ----------        ----------
     Net decrease in net assets resulting from
       operations                                            $ (263,863)       $ (498,114)
                                                             ----------        ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  582,974        $1,864,478
Cost of shares repurchased                                     (474,725)         (268,591)
                                                             ----------        ----------
     Net increase in net assets resulting from fund
       share transactions                                    $  108,249        $1,595,887
                                                             ----------        ----------
     Net increase (decrease) in net assets                   $ (155,614)       $1,097,773
NET ASSETS:
Beginning of period                                           1,397,773           300,000
                                                             ----------        ----------
End of period (including accumulated net investment
  loss of $7,308 and $0, respectively)                       $1,242,159        $1,397,773
                                                             ==========        ==========

                                   '02 Shares     '02 Amount     '01 Shares    '01 Amount
                                   (unaudited)    (unaudited)
CLASS A*
Shares sold                           64,457       $385,371       166,113      $1,343,519
Less shares repurchased              (68,503)      (422,945)      (33,482)       (232,689)
                                     -------       --------       -------      ----------
     Net increase (decrease)          (4,046)      $(37,574)      132,631      $1,110,830
                                     =======       ========       =======      ==========
CLASS B*
Shares sold                           27,636       $161,912        61,831      $  497,626
Less shares repurchased               (8,609)       (50,778)       (3,520)        (33,078)
                                     -------       --------       -------      ----------
     Net increase                     19,027       $111,134        58,311      $  464,548
                                     =======       ========       =======      ==========
CLASS C*
Shares sold                            6,062       $ 35,691         2,927      $   23,333
Less Shares repurchased                 (170)        (1,002)         (407)         (2,824)
                                     -------       --------       -------      ----------
     Net increase                      5,892       $ 34,689         2,520      $   20,509
                                     =======       ========       =======      ==========

* Fund shares were first publicly offered on January 2, 2001.

The accompanying notes are an integral part of these financial statements.   13

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 2/28/02
--------------------------------------------------------------------------------

                                                            Six Months         12/29/00
                                                               Ended              to
                                                              2/28/02           8/31/01
                                                            (unaudited)
CLASS A(a)
Net asset value, beginning of period                          $  6.27          $ 10.00
                                                              -------          -------
Decrease from investment operations:
  Net investment loss                                         $ (0.02)         $ (0.01)
  Net realized and unrealized loss on investments and
     foreign currency transactions                              (1.15)           (3.72)
                                                              -------          -------
     Net decrease from investment operations                  $ (1.17)         $ (3.73)
                                                              -------          -------
Net decrease in net asset value                               $ (1.17)         $ (3.73)
                                                              -------          -------
Net asset value, end of period                                $  5.10          $  6.27
                                                              =======          =======
Total return*                                                  (18.66)%         (37.30)%
Ratio of net expenses to average net assets+                     1.77%**          1.77%**
Ratio of net investment loss to average net assets+             (0.80)%**        (0.56)%**
Portfolio turnover rate                                           163%**            19%
Net assets, end of period (in thousands)                      $   707          $   894
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
     Net expenses                                               12.90%**         18.16%**
     Net investment loss                                       (11.93)%**       (16.95)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
     Net expenses                                                1.75%**          1.75%**
     Net investment loss                                        (0.78)%**        (0.54)%**

(a) Class A shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.

14    The accompanying notes are an integral part of these financial statements.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 2/28/02
--------------------------------------------------------------------------------

                                                            Six Months         12/29/00
                                                               Ended              to
                                                              2/28/02           8/31/01
                                                            (unaudited)
CLASS B(a)
Net asset value, beginning of period                          $  6.23          $10.00
                                                              -------          ------
Decrease from investment operations:
  Net investment loss                                         $ (0.03)         $(0.03)
  Net realized and unrealized loss on investments and
     foreign currency transactions                              (1.14)          (3.74)
                                                              -------          ------
     Net decrease from investment operations                  $ (1.17)         $(3.77)
                                                              -------          ------
Net decrease in net asset value                               $ (1.17)         $(3.77)
                                                              -------          ------
Net asset value, end of period                                $  5.06          $ 6.23
                                                              =======          ======
Total return*                                                  (18.78)%         37.70)%
Ratio of net expenses to average net assets+                     2.31%**         2.62%**
Ratio of net investment loss to average net assets+             (1.35)%**       (1.42)%**
Portfolio turnover rate                                           163%**           19%
Net assets, end of period (in thousands)                      $   442          $  426
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
     Net expenses                                               13.74%**        18.31%**
     Net investment loss                                       (12.78)%**       17.11)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
     Net expenses                                                2.31%**         2.60%**
     Net investment loss                                        (1.35)%**       (1.40)%**

(a) Class B shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 2/28/02                                       (continued)
--------------------------------------------------------------------------------


                                                            Six Months         12/29/00
                                                               Ended              to
                                                              2/28/02           8/31/01
                                                            (unaudited)
CLASS C(a)
Net asset value, beginning of period                          $  6.26          $ 10.00
                                                              -------          -------
Decrease from investment operations:
  Net investment loss                                         $ (0.05)         $ (0.04)
  Net realized and unrealized loss on investments and
     foreign currency transactions                              (1.15)           (3.70)
                                                              -------          -------
     Net decrease from investment operations                  $ (1.20)         $ (3.74)
                                                              -------          -------
Net decrease in net asset value                               $ (1.20)         $ (3.74)
                                                              -------          -------
Net asset value, end of period                                $  5.06          $  6.26
                                                              =======          =======
Total return*                                                  (19.17)%         (37.40)%
Ratio of net expenses to average net assets+                     3.24%**          2.11%**
Ratio of net investment loss to average net assets+             (2.28)%**        (0.85)%**
Portfolio turnover rate                                           163%**            19%
Net assets, end of period (in thousands)                      $    93          $    78
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
     Net expenses                                               14.22%**         21.55%**
     Net investment loss                                       (13.26)%**       (20.29)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
     Net expenses                                                3.24%**          2.10%**
     Net investment loss                                        (2.28)%**        (0.84)%**

(a) Class C shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.

16    The accompanying notes are an integral part of these financial statements.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global Telecoms Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on August 25, 2000 and commenced operations on December 29, 2000. Prior to December 29, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD) The investment objective of the Fund is to seek capital growth by investing primarily in equity securities of U.S. and non-U.S. telecommunications companies.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Fund shares were first publicly offered on January 2, 2001. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   By investing primarily in telecommunications companies, the Fund has the risks associated with concentrating its investments in industries that are part of the telecommunications sector, which includes the communications, broadcasting and communications equipment industries. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are nore pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in any one region. The Fund is non diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated in to U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency translations represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   As of February 28, 2002, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $3,067 and $3,057, respectively, resulting in a net receivable of $10.


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

E. Fund Shares

   The Fund records sales and repurchases of its shares on trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned $1,167 in underwriting commissions on the sale of fund shares during the period ended February 28, 2002.

F. Class Allocations

   Distributions fees are calculated based on the average daily net asset values attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

G. Securities Lending

   The Fund loans securities in the Portfolio to certain brokers, with the fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and collateral at period end are disclosed on the balance sheet. As of February 28, 2002, the Fund loaned securities having a fair

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   value of approximately $12,432 and received collateral of $13,970 for the loan.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment advisor, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2002, $2,495 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $824 in transfer agent fees payable to PIMSS at February 28, 2002.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

in due to affiliates is $637 in distribution fees payable to PFD at February 28, 2002.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended February 28, 2002, CDSCs in the amount of $523 were paid to PFD.

5. Expense Offsets

The fund has entered into certain directed brokerage and expense offset arrangements that may result in a reduction in the Fund's total expenses. For the period ended February 28, 2002, The Fund's expenses were reduced by $79 under such agreements.

Pioneer Global Telecoms Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
Mary K. Bush                      Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.            Vice President
Daniel T. Geraci                  Vincent Nave, Treasurer
Margaret B.W. Graham              Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

Growth Funds                            Growth and Income Funds
United States                           Pioneer Fund
Pioneer Growth Shares                   Pioneer Balanced Fund
Pioneer Mid Cap Growth Fund+            Pioneer Equity Income Fund
Pioneer Mid Cap Value Fund              Pioneer Value Fund
Pioneer Small Company Fund              (formerly Pioneer II)
Pioneer Small Cap Value Fund++
Pioneer Tax Managed Fund
                                        Income Funds
International/Global                    Taxable
Pioneer Emerging Markets Fund           Pioneer America Income Trust
Pioneer Europe Fund                     Pioneer Bond Fund
Pioneer Europe Select Fund              Pioneer High Yield Fund
Pioneer International Equity Fund**     Pioneer Strategic Income Fund
(formerly Pioneer World Equity Fund)
Pioneer International Value Fund**
(formerly Pioneer International         Tax-Free
Growth Fund)                            Pioneer Tax-Free Income Fund

Sector Funds
Pioneer Global Financials Fund          Money Market Fund
Pioneer Global Health Care Fund         Pioneer Cash Reserves Fund*
Pioneer Global Telecoms Fund
Pioneer Real Estate Shares
Pioneer Science & Technology Fund

 *An investment in the Fund is not insured or guaranteed by the Federal Deposit
  Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
**Name change effective July 30, 2001.
 +Name change effective September 21, 2001.
++Name change effective September 6, 2001.

  Note: Pioneer Indo-Asia Fund merged into Pioneer Emerging Markets Fund on September 28, 2001. Pioneer Limited Maturity Bond Fund merged into Pioneer Bond Fund on September 28, 2001.

28
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                            This page for your notes.

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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:


Account Information, including existing accounts,
new accounts, propectuses, applications
and service forms                                                 1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321


Retirement plans information                                      1-800-622-0176


Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:


PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[PIONEER LOGO]

Pioneer Investment Management, Inc.                                11553-00-0402
60 State Street                              (C) Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                   [Recycled Logo] Printed on Recycled Paper